Associated entities and consolidated subsidiaries - Associated entities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associated entities
Income from entities accounted for using the equity method	$ 200	$ 178
Summary of financial information
Operating profit before tax	25,767	25,200	$ 27,290
Income tax	(4,966)	(6,226)	(6,909)
PROFIT FOR THE YEAR	$ 20,801	$ 18,974	$ 20,381
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Proportion of ownership interest in associate (as a percent)	49.00%	49.00%
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Summary of financial information
Current assets	$ 5,678	$ 502
Non-current assets	3,549	491
Current liabilities	(6,119)	(290)
Non-current liabilities	(31)	(25)
Net assets	3,077	678
Revenue	2,399	1,834
Expenses	(1,728)	(1,464)
Operating profit before tax	671	370
Income tax	(178)	(7)
PROFIT FOR THE YEAR	$ 493	$ 363